Average Annual Total Returns - Small Cap Stock Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Inst. Shares Return Before Taxes 1 Year	Inst. Shares Return Before Taxes 5 Years	Inst. Shares Return Before Taxes 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes) 10 Years	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes) 1 Year	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes) 5 Years	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes) 10 Years
Total	22.24%	13.21%	10.83%	19.57%	10.83%	8.81%	14.44%	9.98%	8.30%	22.40%	13.34%	11.05%	19.96%	13.26%	11.20%	11.29%	12.37%	11.92%	10.69%	11.35%	9.99%